Balance Sheets - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Current
Cash	$ 38	$ 2,045
GST receivable	640	913
Total current assets	678	2,958
Mineral Property Interests	32,501	1
Investment	1	1
Total Assets	33,180	2,960
Current
Accounts payable and accrued liabilities	204,761	189,139
Due to related parties	291,087	181,852
Refundable subscription	10,000	10,000
Loan payable	103,924	103,924
Convertible debentures	594,191	549,191
Total Liabilities	1,203,963	1,034,106
Stockholders' Deficiency
Capital Stock	25,857,450	25,849,950
Equity Portion of Convertible Debentures	33,706	33,706
Deficit	(27,061,939)	(26,914,802)
Total Stockholders' Deficiency	(1,170,783)	(1,031,146)
Total Liabilities and Stockholders' Deficiency	$ 33,180	$ 2,960